Goodwill - Summary of Goodwill (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 2,938,563	₩ 1,915,017	₩ 1,932,452
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,306,236	1,306,236
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	358,443	358,443
Life and Security Holdings Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,155,037
Other acquisitions [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 118,847	₩ 250,338